Organization/ Description of Business (Details) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 08, 2015	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015	Sep. 30, 2014	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 03, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2013
Description of Business (Textual)
Cash and cash equivalents					$ 4,031,000	$ 620,000	$ 2,605,000	$ 1,197,000		$ 2,176,000	$ 1,201,000
Forward stock split						30-for-1	30-for-1
Unrestricted cash balance						$ 600,000	$ 2,800,000
Common stock, shares outstanding						3,785,216	3,089,160		2,463,919	2,282,120
Cancellation of shares in reverse merger												2,410,400
Common stock, par value						$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, par value						$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized						200,000,000	200,000,000		200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, shares authorized						50,000,000	50,000,000		50,000,000	50,000,000
Effective date of reverse stock split						Jul. 08, 2015	Jul. 08, 2015
Entity Incorporation, State Country Name						Delaware
Entity Incorporation, Date of Incorporation						Sep. 03, 2015
Consumtion of oil and gas description						Our Power Oxidizers have been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.	The EC250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.
Increase in capital		$ 3,000,000	$ 5,800,000	$ 5,800,000	$ 4,000,000	$ 1,250,000	$ 2,500,000
Reverse stock split						1-for-50	1-for-50
Increased authorized shares of stock									250,000,000
Common stock [Member]
Description of Business (Textual)
Common stock, shares outstanding							123,193,755
Reduction of shares due to reverse stock split	4,000,000						293
Preferred stock [Member]
Description of Business (Textual)
Reduction of shares due to reverse stock split	1,000,000